As Filed with the Securities and Exchange Commission on November 10, 2011
REGISTRATION NO. 33-19628
811-03563

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 33

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47
To Registration Statement on Form N-3

MONEY MARKET VARIABLE ACCOUNT
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (800) 752-7219

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on December 2, 2011 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contract.

Pursuant to Rule 485 (b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 33 is to delay the effective date of the Post-Effective Amendment No. 32, which was filed on or about September 13, 2011. The Parts A, B and C of Post-Effective Amendment No. 32 are hereby incorporated by reference and this amendment does not delete or supersede any other prospectus or information that is part of the registration statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 10th day of November, 2011.

MONEY MARKET VARIABLE ACCOUNT
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	November 10, 2011
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge	Senior Vice President and Chief Financial Officer	November 10, 2011
Larry R. Madge	and Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran	Vice President and Chief Accounting Officer	November 10, 2011
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	November 10, 2011
Sandra M. DaDalt	Scott M. Davis, Director
Stephen L. Deschenes, Director

* Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 27, 2011). Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-3, File No. 002-79141, filed September 13, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 10th day of November 2011.

MONEY MARKET VARIABLE ACCOUNT
(Registrant)

By:	MARIA F. DIORIODWYER *
Name:	Maria F. DiOrioDwyer
Title:	President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants indicated on November 10, 2011.

SIGNATURE	TITLE

J. KERMIT BIRCHFIELD*	Chairman
J. Kermit Birchfield

MARIA F. DIORIODWYER*	President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN*	Principal Financial Officer and
John M. Corcoran	Principal Accounting Officer

ROBERT C. BISHOP*	Member of the Boards of Managers
Robert C. Bishop

FREDERICK H. DULLES*	Member of the Boards of Managers
Frederick H. Dulles

DAVID D. HORN*	Member of the Boards of Managers
David D. Horn

MARCIA A. KEAN*	Member of the Boards of Managers
Marcia A. Kean

RONALD G. STEINHART*	Member of the Boards of Managers
Ronald G. Steinhart

Member of the Boards of Managers
Haviland Wright

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed By Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney; incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 002-79141, filed September 13, 2011